Document and Entity Information	Jul. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2023
Entity File Number	1-14064
Entity Registrant Name	The Estée Lauder Companies Inc.
Entity Central Index Key	0001001250
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2408943
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	212
Local Phone Number	572-4200
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	EL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false